Notes payable (Details) (USD $)	Sep. 30, 2013	Jun. 30, 2013	Jun. 30, 2012
2014		$ 55,293
2015		11,059
Total future minimum principal payments		66,352
Less current portion	(57,473)	(55,293)	(53,452)
Long-term portion	$ 0	$ 11,059	$ 53,452